FINANCIAL INVESTORS TRUST

(THE "TRUST")

ALPS | Red Rocks Global Opportunity Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Asset Allocation Growth & Income

ALPS | Smith Total Return Bond Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Balanced Opportunity Fund

ALPS | Smith Credit Opportunities Fund

(the "Funds")

SUPPLEMENT DATED SEPTEMBER 19, 2022 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 28, 2022, AS SUPPLEMENTED

In the "Officers" table under the "Trustees and Officers" section in the Funds' Statement of Additional Information, the information with respect to Dawn Cotten, the former President of the Trust, is deleted and replaced with the following information:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Mr. Foss was appointed President of the Trust by unanimous written consent of the Board of Trustees on August 19, 2022.	Mr. Foss rejoined ALPS in November 2017 and is currently Senior Director and Fund Chief Compliance Officer. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Clough Global Funds; Clough Funds Trust; MVP Private Markets Funds; Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, SPDR® S&P MIDCAP 400® ETF Trust.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.

**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

FINANCIAL INVESTORS TRUST

(THE “TRUST”)

ALPS | Kotak ESG Fund

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 19, 2022 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED FEBRUARY 28, 2022, AS SUPPLEMENTED

In the “Officers” table under the “Trustees and Officers” section in the Fund’s Statement of Additional Information, the information with respect to Dawn Cotten, the former President of the Trust, is deleted and replaced with the following information:

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years***
Lucas Foss, 1977	President	Mr. Foss was appointed President of the Trust by unanimous written consent of the Board of Trustees on August 19, 2022.	Mr. Foss rejoined ALPS in November 2017 and is currently Senior Director and Fund Chief Compliance Officer. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is President of ALPS Series Trust and Chief Compliance Officer of Clough Global Funds; Clough Funds Trust; MVP Private Markets Funds; Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, SPDR® S&P MIDCAP 400® ETF Trust.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustees successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.